Summary of Operations and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Property, Plant and Equipment

	As of December 31,
	2017	2016
	(Thousands)
Gathering assets	$2,403,202	$1,330,998
Accumulated depreciation	(149,771)	(110,473)
Net gathering assets	2,253,431	1,220,525
Transmission and storage assets	1,674,080	1,563,860
Accumulated depreciation	(248,474)	(205,551)
Net transmission and storage assets	1,425,606	1,358,309
Net property, plant and equipment	$3,679,037	$2,578,834

Regulated Revenues Net and Operating Expenses
The following tables present the total regulated operating revenues and expenses, and the regulated property, plant and equipment of EQM.

	Years Ended December 31,
	2017	2016	2015
	(Thousands)
Operating revenues	$383,309	$343,978	$309,984
Operating expenses	$143,614	$114,978	$109,658

Schedule of Regulated Property, Plant and Equipment

	As of December 31,
	2017	2016
	(Thousands)
Property, plant & equipment	$1,787,656	$1,675,433
Accumulated depreciation and amortization	(278,756)	(234,336)
Net property, plant & equipment	$1,508,900	$1,441,097